DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.3%
Basic Materials - 5.3%
Chemicals - 2.4%
Ashland LLC,
4.75%, 8/15/22	$25,000	$25,875
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A,
4.75%, 6/15/27	10,000	10,500
CF Industries, Inc.,
5.375%, 3/15/44	48,000	59,280
Chemours Co., 144A,
5.75%, 11/15/28	25,000	25,812
Element Solutions, Inc., 144A,
3.875%, 9/1/28	10,000	10,013
HB Fuller Co.,
4.25%, 10/15/28	10,000	10,222
Ingevity Corp., 144A,
4.50%, 2/1/26	45,000	45,736
Methanex Corp.,
5.25%, 12/15/29	25,000	25,719
NOVA Chemicals Corp., 144A,
4.875%, 6/1/24	50,000	52,000
OCI NV, 144A,
5.25%, 11/1/24	10,000	10,388
Rain CII Carbon LLC / CII Carbon Corp., 144A,
7.25%, 4/1/25	10,000	10,284
Rayonier AM Products, Inc., 144A,
5.50%, 6/1/24	20,000	19,150
TPC Group, Inc., 144A,
10.50%, 8/1/24	10,000	9,150
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A,
5.375%, 9/1/25	15,000	15,375
Tronox, Inc., 144A,
6.50%, 4/15/26(a)	30,000	31,035
Valvoline, Inc., 144A,
4.25%, 2/15/30	30,000	31,050
Venator Finance Sarl / Venator Materials LLC, 144A,
5.75%, 7/15/25	10,000	9,800
WR Grace & Co.-Conn, 144A,
4.875%, 6/15/27	15,000	15,589

(Cost $389,420)		416,978

Iron/Steel - 0.7%
Allegheny Technologies, Inc.,
7.875%, 8/15/23	10,000	10,975
Big River Steel LLC / BRS Finance Corp., 144A,
6.625%, 1/31/29	23,000	24,783
Carpenter Technology Corp.,
6.375%, 7/15/28	10,000	11,000
Cleveland-Cliffs, Inc.
5.875%, 6/1/27(a)	25,000	25,649
6.25%, 10/1/40	10,000	9,775
United States Steel Corp.
6.875%, 8/15/25(a)	25,000	24,734
6.875%, 3/1/29	10,000	9,813

(Cost $100,159)		116,729

Mining - 2.2%
Alcoa Nederland Holding BV, 144A,
5.50%, 12/15/27	25,000	26,750
Arconic Corp., 144A,
6.00%, 5/15/25	23,000	24,552
Compass Minerals International, Inc., 144A,
6.75%, 12/1/27	25,000	27,031
FMG Resources August 2006 Pty Ltd., 144A,
5.125%, 5/15/24	98,000	106,330
Freeport-McMoRan, Inc.,
5.40%, 11/14/34	75,000	93,188
Hudbay Minerals, Inc.
144A, 7.625%, 1/15/25	21,000	21,969
144A, 6.125%, 4/1/29	6,000	6,481
JW Aluminum Continuous Cast Co., 144A,
10.25%, 6/1/26	15,000	15,900
Novelis Corp., 144A,
5.875%, 9/30/26	48,000	50,280

(Cost $336,557)		372,481

Communications - 15.3%
Advertising - 0.6%
Lamar Media Corp.,
3.75%, 2/15/28	50,000	50,719
National CineMedia LLC, 144A,
5.875%, 4/15/28	10,000	9,300
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A,
5.00%, 8/15/27	25,000	25,500
Terrier Media Buyer, Inc., 144A,
8.875%, 12/15/27	10,000	10,725

(Cost $94,252)		96,244

Internet - 0.7%
ANGI Group LLC, 144A,
3.875%, 8/15/28(a)	10,000	10,212
Arches Buyer, Inc., 144A,
6.125%, 12/1/28	15,000	15,515
NortonLifeLock, Inc., 144A,
5.00%, 4/15/25	50,000	50,813
Photo Holdings Merger Sub, Inc., 144A,
8.50%, 10/1/26	10,000	10,777
VeriSign, Inc.,
4.625%, 5/1/23	25,000	25,125

(Cost $111,980)		112,442

Media - 6.8%
Cable One, Inc., 144A,
4.00%, 11/15/30	10,000	10,000
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.125%, 5/1/27	75,000	78,656
144A, 4.75%, 3/1/30	100,000	104,245
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	75,000	78,469
CSC Holdings LLC, 144A,
5.75%, 1/15/30	100,000	107,125
Cumulus Media New Holdings, Inc., 144A,
6.75%, 7/1/26	10,000	10,300
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	25,000	17,875
144A, 6.625%, 8/15/27(a)	10,000	5,250
DISH DBS Corp.
5.875%, 11/15/24	50,000	52,566
7.75%, 7/1/26	25,000	27,606
Entercom Media Corp., 144A,
7.25%, 11/1/24	10,000	10,162
Gray Television, Inc., 144A,
7.00%, 5/15/27	50,000	54,750
Houghton Mifflin Harcourt Publishers, Inc., 144A,
9.00%, 2/15/25(a)	25,000	26,594
iHeartCommunications, Inc., 144A,
4.75%, 1/15/28	50,000	51,250
Nexstar Broadcasting, Inc., 144A,
5.625%, 7/15/27	50,000	53,000
Quebecor Media, Inc.,
5.75%, 1/15/23	100,000	107,125

Scripps Escrow II, Inc., 144A,
5.375%, 1/15/31	20,000	20,300
Sinclair Television Group, Inc., 144A,
5.50%, 3/1/30	20,000	20,154
Sirius XM Radio, Inc., 144A,
5.00%, 8/1/27	80,000	83,436
TEGNA, Inc., 144A,
4.625%, 3/15/28	50,000	51,468
Univision Communications, Inc., 144A,
5.125%, 2/15/25	50,000	50,235
UPC Holding BV, 144A,
5.50%, 1/15/28	100,000	103,250
Virgin Media Vendor Financing Notes IV DAC, 144A,
5.00%, 7/15/28	25,000	25,697

(Cost $1,101,210)		1,149,513

Telecommunications - 7.2%
Altice France SA, 144A,
7.375%, 5/1/26	200,000	209,390
CommScope Technologies LLC, 144A,
5.00%, 3/15/27	25,000	24,552
CommScope, Inc.
144A, 6.00%, 3/1/26	50,000	52,687
144A, 8.25%, 3/1/27	50,000	52,875
Connect Finco SARL / Connect US Finco LLC, 144A,
6.75%, 10/1/26	50,000	51,937
Consolidated Communications, Inc., 144A,
6.50%, 10/1/28	45,000	48,229
Embarq Corp.,
7.995%, 6/1/36	25,000	29,844
Frontier Communications Corp.
144A, 5.875%, 10/15/27	15,000	15,975
144A, 5.00%, 5/1/28	25,000	25,875
GTT Communications, Inc., 144A,
7.875%, 12/31/24	10,000	1,900
Intrado Corp., 144A,
8.50%, 10/15/25	12,000	11,955
Level 3 Financing, Inc.
5.375%, 5/1/25	50,000	51,275
144A, 4.25%, 7/1/28	25,000	25,665
Ligado Networks LLC, 144A, , 11/1/23	50,000	50,375
Lumen Technologies, Inc.,Series W,
6.75%, 12/1/23	100,000	111,250
Nokia OYJ,
6.625%, 5/15/39	25,000	32,001
Sprint Capital Corp.
6.875%, 11/15/28	5,000	6,344
8.75%, 3/15/32	50,000	74,437
Telecom Italia Capital SA,
7.721%, 6/4/38	50,000	67,202
T-Mobile USA, Inc.,
5.375%, 4/15/27	75,000	79,406
United States Cellular Corp.,
6.70%, 12/15/33	10,000	12,438
ViaSat, Inc., 144A,
5.625%, 9/15/25	50,000	51,188
Vmed O2 UK Financing I PLC, 144A,
4.25%, 1/31/31	15,000	14,700
Vodafone Group PLC,
7.00%, 4/4/79	50,000	60,032
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,
7.75%, 8/15/28	10,000	10,250
Zayo Group Holdings, Inc., 144A,
6.125%, 3/1/28(a)	50,000	51,618

(Cost $1,180,061)		1,223,400

Consumer, Cyclical - 18.6%
Airlines - 0.6%
American Airlines, Inc., 144A,
11.75%, 7/15/25	40,000	47,700
Delta Air Lines, Inc.,
7.375%, 1/15/26	50,000	58,340

(Cost $84,005)		106,040

Apparel - 0.4%
Hanesbrands, Inc., 144A,
4.625%, 5/15/24	40,000	42,475
William Carter Co., 144A,
5.50%, 5/15/25	15,000	15,932

(Cost $55,985)		58,407

Auto Manufacturers - 2.4%
Allison Transmission, Inc., 144A,
3.75%, 1/30/31	20,000	19,150
Ford Motor Co.
4.346%, 12/8/26	75,000	80,212
7.45%, 7/16/31	50,000	65,062
Ford Motor Credit Co. LLC,
5.125%, 6/16/25	200,000	216,090
Navistar International Corp., 144A,
9.50%, 5/1/25	5,000	5,613
PM General Purchaser LLC, 144A,
9.50%, 10/1/28	10,000	10,988
Tesla, Inc., 144A,
5.30%, 8/15/25	12,000	12,548

(Cost $374,047)		409,663

Auto Parts & Equipment - 2.1%
Adient Global Holdings Ltd., 144A,
4.875%, 8/15/26	10,000	10,200
Adient US LLC
144A, 9.00%, 4/15/25	20,000	22,200
144A, 7.00%, 5/15/26	5,000	5,390
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25(a)	100,000	103,385
Clarios Global LP / Clarios US Finance Co., 144A,
8.50%, 5/15/27	33,000	35,648
Cooper-Standard Automotive, Inc., 144A,
5.625%, 11/15/26	25,000	21,764
Dana Financing Luxembourg SARL, 144A,
5.75%, 4/15/25	50,000	51,565
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	45,000	46,125
4.875%, 3/15/27	25,000	26,219
Tenneco, Inc.,
5.00%, 7/15/26(a)	10,000	9,447
ZF North America Capital, Inc., 144A,
4.75%, 4/29/25	20,000	21,700

(Cost $314,919)		353,643

Distribution/Wholesale - 1.4%
American Builders & Contractors Supply Co., Inc., 144A,
4.00%, 1/15/28	50,000	50,750
Avient Corp., 144A,
5.75%, 5/15/25	25,000	26,500
Core & Main LP, 144A,
6.125%, 8/15/25	50,000	51,067
G-III Apparel Group Ltd., 144A,
7.875%, 8/15/25	10,000	10,891
H&E Equipment Services, Inc., 144A,
3.875%, 12/15/28	20,000	19,390

Performance Food Group, Inc., 144A,
5.50%, 10/15/27	37,000	39,037
Wolverine Escrow LLC, 144A,
9.00%, 11/15/26	38,000	37,810

(Cost $218,699)		235,445

Entertainment - 2.3%
Caesars Entertainment, Inc., 144A,
6.25%, 7/1/25	40,000	42,400
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,
5.25%, 10/15/25	50,000	49,821
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.375%, 4/15/27	30,000	30,720
Churchill Downs, Inc., 144A,
4.75%, 1/15/28	10,000	10,375
Cinemark USA, Inc.,
4.875%, 6/1/23	25,000	24,774
International Game Technology PLC, 144A,
6.50%, 2/15/25	65,000	72,069
Live Nation Entertainment, Inc., 144A,
6.50%, 5/15/27	25,000	27,689
Mohegan Gaming & Entertainment, 144A,
7.875%, 10/15/24	10,000	10,487
Scientific Games International, Inc., 144A,
8.25%, 3/15/26	50,000	53,189
Six Flags Entertainment Corp., 144A,
4.875%, 7/31/24	15,000	15,061
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A,
4.875%, 11/1/27	15,000	14,981
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A,
7.00%, 7/15/26	25,000	26,289
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A,
5.125%, 10/1/29	10,000	10,563

(Cost $355,632)		388,418

Food Service - 0.2%
Aramark Services, Inc., 144A,
5.00%, 4/1/25
(Cost $34,945)	34,000	34,935

Home Builders - 1.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A,
6.25%, 9/15/27	20,000	21,200
K Hovnanian Enterprises, Inc., 144A,
10.50%, 2/15/26	25,000	26,687
KB Home,
7.625%, 5/15/23	20,000	21,925
M/I Homes, Inc.,
4.95%, 2/1/28	10,000	10,541
Mattamy Group Corp., 144A,
5.25%, 12/15/27	10,000	10,600
MDC Holdings, Inc.,
3.85%, 1/15/30	50,000	54,250
Meritage Homes Corp.,
6.00%, 6/1/25	10,000	11,275
Picasso Finance Sub, Inc., 144A,
6.125%, 6/15/25	25,000	26,750
Taylor Morrison Communities, Inc., 144A,
5.75%, 1/15/28	30,000	33,600
Toll Brothers Finance Corp.,
4.875%, 3/15/27	25,000	28,694

(Cost $232,314)		245,522

Housewares - 0.5%
Newell Brands, Inc.,
4.70%, 4/1/26
(Cost $86,197)	80,000	88,800

Leisure Time - 1.3%
Carnival Corp.
144A, 11.50%, 4/1/23	25,000	28,469
144A, 5.75%, 3/1/27	35,000	35,416
144A, 9.875%, 8/1/27	15,000	17,250
NCL Corp. Ltd., 144A,
3.625%, 12/15/24	35,000	32,503
Royal Caribbean Cruises Ltd., 144A,
9.125%, 6/15/23	80,000	88,000
Viking Cruises Ltd., 144A,
5.875%, 9/15/27	25,000	24,317

(Cost $204,728)		225,955

Lodging - 2.1%
Boyd Gaming Corp.,
6.375%, 4/1/26	25,000	25,812
Hilton Domestic Operating Co., Inc., 144A,
5.75%, 5/1/28	147,000	159,955
Marriott Ownership Resorts, Inc. / ILG LLC,
6.50%, 9/15/26	50,000	51,937
Station Casinos LLC, 144A,
4.50%, 2/15/28	15,000	14,963
Travel + Leisure Co.,
6.00%, 4/1/27	50,000	55,688
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A,
5.50%, 3/1/25	50,000	53,188

(Cost $333,755)		361,543

Retail - 3.8%
1011778 BC ULC / New Red Finance, Inc., 144A,
4.25%, 5/15/24	26,000	26,390
Beacon Roofing Supply, Inc., 144A,
4.875%, 11/1/25	50,000	50,481
Bed Bath & Beyond, Inc.,
5.165%, 8/1/44	7,000	6,283
Carvana Co., 144A,
5.875%, 10/1/28	25,000	26,275
Gap, Inc., 144A,
8.875%, 5/15/27	50,000	58,809
Golden Nugget, Inc., 144A,
6.75%, 10/15/24	50,000	51,031
IRB Holding Corp., 144A,
7.00%, 6/15/25	10,000	10,862
L Brands, Inc.,
6.875%, 11/1/35	50,000	60,594
Lithia Motors, Inc., 144A,
4.625%, 12/15/27	15,000	15,919
Macy’s Retail Holdings LLC,
3.625%, 6/1/24(a)	55,000	54,863
Michaels Stores, Inc., 144A,
8.00%, 7/15/27(a)	15,000	16,050
Murphy Oil USA, Inc., 144A,
3.75%, 2/15/31	15,000	15,000
Nordstrom, Inc.,
4.375%, 4/1/30(a)	25,000	24,375
Party City Holdings, Inc., 144A,
8.75%, 2/15/26	25,000	25,531
Penske Automotive Group, Inc.,
3.50%, 9/1/25	10,000	10,200
QVC, Inc.,
4.45%, 2/15/25	50,000	53,321
Rite Aid Corp., 144A,
8.00%, 11/15/26	25,000	26,344
Staples, Inc., 144A,
7.50%, 4/15/26	50,000	50,360
Yum! Brands, Inc., 144A,
4.75%, 1/15/30	50,000	52,445

(Cost $548,545)		635,133

Toys/Games/Hobbies - 0.0%
Mattel, Inc., 144A,
5.875%, 12/15/27
(Cost $5,523)	5,000	5,450

Consumer, Non-cyclical - 15.3%
Agriculture - 0.2%
Darling Ingredients, Inc., 144A,
5.25%, 4/15/27
(Cost $39,777)	39,000	41,389

Commercial Services - 4.2%
Ahern Rentals, Inc., 144A,
7.375%, 5/15/23	10,000	8,619
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A,
9.75%, 7/15/27	38,000	41,953
AMN Healthcare, Inc., 144A,
4.625%, 10/1/27	20,000	20,875
APX Group, Inc.,
7.625%, 9/1/23	28,000	29,252
ASGN, Inc., 144A,
4.625%, 5/15/28	50,000	52,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A,
5.25%, 3/15/25	50,000	50,314
Brink’s Co., 144A,
4.625%, 10/15/27	10,000	10,296
Garda World Security Corp., 144A,
4.625%, 2/15/27	10,000	10,087
Herc Holdings, Inc., 144A,
5.50%, 7/15/27(a)	19,000	20,127
IHS Markit Ltd.,
4.75%, 8/1/28	50,000	58,822
MPH Acquisition Holdings LLC, 144A,
5.75%, 11/1/28(a)	15,000	14,906
Nielsen Finance LLC / Nielsen Finance Co., 144A,
5.625%, 10/1/28	25,000	26,378
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A,
5.25%, 4/15/24	100,000	107,125
RR Donnelley & Sons Co., 144A,
8.50%, 4/15/29	25,000	32,953
Sabre GLBL, Inc., 144A,
7.375%, 9/1/25	50,000	54,188
Service Corp. International,
5.125%, 6/1/29	50,000	54,219
United Rentals North America, Inc.
5.875%, 9/15/26	15,000	15,731
4.875%, 1/15/28	100,000	105,859

(Cost $665,251)		714,079

Cosmetics/Personal Care - 0.2%
Coty, Inc., 144A,
6.50%, 4/15/26	25,000	24,721
Edgewell Personal Care Co., 144A,
5.50%, 6/1/28	10,000	10,642

(Cost $33,121)		35,363

Food - 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A,
5.875%, 2/15/28	73,000	78,110
B&G Foods, Inc.,
5.25%, 4/1/25	34,000	34,875
Chobani LLC / Chobani Finance Corp., Inc., 144A,
7.50%, 4/15/25	34,000	35,402
Ingles Markets, Inc.,
5.75%, 6/15/23	26,000	26,355
Kraft Heinz Foods Co.
3.95%, 7/15/25	75,000	83,438
144A, 7.125%, 8/1/39	55,000	79,544
5.00%, 6/4/42	25,000	29,312
5.20%, 7/15/45	50,000	60,125
4.375%, 6/1/46	25,000	27,200
Lamb Weston Holdings, Inc., 144A,
4.875%, 11/1/26	50,000	52,000
Post Holdings, Inc., 144A,
4.625%, 4/15/30	50,000	50,938
Safeway, Inc.,
7.25%, 2/1/31	10,000	11,775
TreeHouse Foods, Inc.,
4.00%, 9/1/28	10,000	10,315
United Natural Foods, Inc., 144A,
6.75%, 10/15/28	10,000	10,550
US Foods, Inc., 144A,
4.75%, 2/15/29	25,000	25,500

(Cost $583,655)		615,439

Healthcare-Products - 0.5%
Avantor Funding, Inc., 144A,
4.625%, 7/15/28	25,000	26,125
Hill-Rom Holdings, Inc., 144A,
4.375%, 9/15/27	25,000	26,031
Teleflex, Inc.,
4.625%, 11/15/27	25,000	26,438

(Cost $78,124)		78,594

Healthcare-Services - 4.8%
AHP Health Partners, Inc., 144A,
9.75%, 7/15/26	25,000	27,344
Akumin, Inc., 144A,
7.00%, 11/1/25	5,000	5,262
Catalent Pharma Solutions, Inc., 144A,
5.00%, 7/15/27	35,000	36,969
Centene Corp.
144A, 5.375%, 8/15/26	50,000	52,812
4.625%, 12/15/29	100,000	107,875
3.00%, 10/15/30	35,000	35,637
CHS/Community Health Systems, Inc., 144A,
6.875%, 4/1/28(a)	15,000	13,425
DaVita, Inc.
144A, 4.625%, 6/1/30	25,000	25,500
144A, 3.75%, 2/15/31	15,000	14,370
Encompass Health Corp.,
4.75%, 2/1/30	25,000	26,500
Global Medical Response, Inc., 144A,
6.50%, 10/1/25	10,000	10,425
HCA, Inc.
7.69%, 6/15/25	100,000	121,375
7.50%, 11/6/33	25,000	34,687
One Call Corp., 144A,
10.00%, 10/1/24	50,000	43,938
Radiology Partners, Inc., 144A,
9.25%, 2/1/28	10,000	10,926
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,
9.75%, 12/1/26	50,000	54,073
Surgery Center Holdings, Inc., 144A,
6.75%, 7/1/25	20,000	20,650
Tenet Healthcare Corp.
5.125%, 5/1/25	10,000	10,129
144A, 4.875%, 1/1/26	100,000	103,492
144A, 6.25%, 2/1/27	10,000	10,522
144A, 6.125%, 10/1/28	10,000	10,525
US Renal Care, Inc., 144A,
10.625%, 7/15/27	25,000	27,531

(Cost $784,447)		803,967

Household Products/Wares - 0.3%
ACCO Brands Corp., 144A,
5.25%, 12/15/24	30,000	31,012
Central Garden & Pet Co.,
4.125%, 10/15/30	10,000	10,378
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A,
7.00%, 12/31/27	15,000	14,828

(Cost $56,112)		56,218

Pharmaceuticals - 1.5%
Bausch Health Americas, Inc., 144A,
9.25%, 4/1/26	10,000	11,100
Bausch Health Cos., Inc.
144A, 6.125%, 4/15/25	35,000	35,827
144A, 7.00%, 1/15/28	72,000	78,030
144A, 5.25%, 2/15/31	15,000	15,272
Elanco Animal Health, Inc.,
5.272%, 8/28/23	18,000	19,327
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A,
9.50%, 7/31/27	20,000	22,575
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A,
7.875%, 9/1/25	10,000	10,950
P&L Development LLC / PLD Finance Corp., 144A,
7.75%, 11/15/25	10,000	10,638
Par Pharmaceutical, Inc., 144A,
7.50%, 4/1/27	40,000	43,150

(Cost $240,913)		246,869

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena International SA, 144A,
6.125%, 2/1/25
(Cost $14,993)	15,000	15,075

Energy - 15.3%
Coal - 0.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A,
7.50%, 6/15/25
(Cost $11,437)	15,000	15,656

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A,
5.00%, 1/31/28
(Cost $27,793)	25,000	27,813

Oil & Gas - 8.8%
Antero Resources Corp., 144A,
7.625%, 2/1/29	30,000	31,987
Apache Corp.
4.375%, 10/15/28	60,000	61,531
5.10%, 9/1/40	75,000	77,087
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A,
7.00%, 11/1/26	25,000	25,261
Baytex Energy Corp., 144A,
8.75%, 4/1/27	25,000	22,250
Callon Petroleum Co.,
6.125%, 10/1/24(a)	25,000	21,899
CNX Resources Corp., 144A,
7.25%, 3/14/27	10,000	10,738
Comstock Resources, Inc.,
9.75%, 8/15/26	50,000	55,077
Continental Resources, Inc.
4.50%, 4/15/23	21,000	21,662
144A, 5.75%, 1/15/31(a)	30,000	34,050
CrownRock LP / CrownRock Finance, Inc., 144A,
5.625%, 10/15/25	25,000	25,571
Endeavor Energy Resources LP / EER Finance, Inc., 144A,
5.75%, 1/30/28	50,000	53,000
EQT Corp.,
7.625%, 2/1/25	50,000	58,211
HighPoint Operating Corp.,
7.00%, 10/15/22	10,000	5,300
Hilcorp Energy I LP / Hilcorp Finance Co., 144A,
5.75%, 2/1/29(a)	20,000	20,500
Laredo Petroleum, Inc.,
9.50%, 1/15/25	20,000	19,050
Matador Resources Co.,
5.875%, 9/15/26(a)	10,000	9,775
MEG Energy Corp., 144A,
7.125%, 2/1/27	50,000	52,989
Moss Creek Resources Holdings, Inc., 144A,
7.50%, 1/15/26	20,000	16,750
Murphy Oil Corp.,
5.75%, 8/15/25	50,000	50,375
Nabors Industries Ltd., 144A,
7.25%, 1/15/26	50,000	44,797
Occidental Petroleum Corp.
2.70%, 2/15/23	10,000	9,806
2.90%, 8/15/24	50,000	48,850
8.00%, 7/15/25	25,000	29,062
3.40%, 4/15/26	25,000	24,336
6.125%, 1/1/31	10,000	11,138
7.50%, 5/1/31	50,000	59,750
6.45%, 9/15/36	50,000	57,375
4.10%, 2/15/47	15,000	12,825
Ovintiv Exploration, Inc.,
5.625%, 7/1/24	25,000	27,469
Ovintiv, Inc.,
6.50%, 8/15/34	50,000	62,000
Parkland Corp., 144A,
5.875%, 7/15/27	10,000	10,663
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	10,000	9,455
PBF Holding Co. LLC / PBF Finance Corp.,
6.00%, 2/15/28	50,000	32,250
Precision Drilling Corp., 144A,
7.125%, 1/15/26(a)	20,000	19,550
QEP Resources, Inc.,
5.375%, 10/1/22	50,000	52,272
Range Resources Corp.,
9.25%, 2/1/26	50,000	54,435
Seven Generations Energy Ltd., 144A,
5.375%, 9/30/25	25,000	26,095
SM Energy Co., 144A,
10.00%, 1/15/25	50,000	56,407
Southwestern Energy Co.,
6.45%, 1/23/25	50,000	53,163
Transocean Guardian Ltd., 144A,
5.875%, 1/15/24	72,500	66,972
Transocean, Inc.
144A, 11.50%, 1/30/27	15,000	12,450
144A, 8.00%, 2/1/27	10,000	6,425
Viper Energy Partners LP, 144A,
5.375%, 11/1/27	25,000	26,375

(Cost $1,264,282)		1,486,983

Oil & Gas Services - 0.9%
Archrock Partners LP / Archrock Partners Finance Corp., 144A,
6.25%, 4/1/28	10,000	10,450
Oceaneering International, Inc.,
4.65%, 11/15/24	25,000	25,031
USA Compression Partners LP / USA Compression Finance Corp.,
6.875%, 4/1/26	50,000	51,875
Weatherford International Ltd., 144A,
11.00%, 12/1/24	50,000	49,250
Welltec A/S, 144A,
9.50%, 12/1/22	10,000	9,700

(Cost $121,727)		146,306

Pipelines - 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A,
5.75%, 1/15/28	50,000	50,625
Buckeye Partners LP, 144A,
4.50%, 3/1/28	50,000	50,875
Cheniere Energy Partners LP,
4.50%, 10/1/29	50,000	52,687
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	50,000	50,527
DCP Midstream Operating LP
5.375%, 7/15/25	50,000	53,490
144A, 6.75%, 9/15/37	25,000	27,375
Energy Transfer Operating LP,Series G,
7.125%, Perpetual(b)	25,000	24,003
EnLink Midstream LLC,
5.375%, 6/1/29	25,000	24,625
EnLink Midstream Partners LP,
5.60%, 4/1/44	25,000	21,125
EQM Midstream Partners LP
4.75%, 7/15/23	34,000	35,158
5.50%, 7/15/28	25,000	25,875
6.50%, 7/15/48	10,000	9,500
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	10,000	10,115
7.75%, 2/1/28	25,000	24,818
Hess Midstream Operations LP, 144A,
5.625%, 2/15/26	50,000	52,044
Holly Energy Partners LP / Holly Energy Finance Corp., 144A,
5.00%, 2/1/28	25,000	25,280
New Fortress Energy, Inc., 144A,
6.75%, 9/15/25	25,000	26,068
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23	10,000	9,690
NuStar Logistics LP,
5.625%, 4/28/27	50,000	52,500
Rockies Express Pipeline LLC, 144A,
4.95%, 7/15/29	25,000	26,625
Ruby Pipeline LLC, 144A,
7.75%, 4/1/22(a)	31,439	27,588
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A,
5.50%, 9/15/24	34,000	34,385
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	100,000	108,016
Western Midstream Operating LP
5.30%, 2/1/30	50,000	54,362
5.45%, 4/1/44	25,000	26,625
6.50%, 2/1/50	15,000	17,306

(Cost $835,612)		921,287

Financial - 11.6%
Banks - 1.7%
CIT Group, Inc.,
5.00%, 8/1/23	50,000	54,812
Deutsche Bank AG,
4.50%, 4/1/25(c)	75,000	80,225
Freedom Mortgage Corp., 144A,
8.25%, 4/15/25	50,000	52,248
Intesa Sanpaolo SpA, 144A,
5.71%, 1/15/26	10,000	11,262
Popular, Inc.,
6.125%, 9/14/23	50,000	54,125
UniCredit SpA, 144A,
5.459%, 6/30/35	25,000	26,796

(Cost $261,053)		279,468

Diversified Financial Services - 3.3%
AerCap Holdings NV,
5.875%, 10/10/79	10,000	10,262
Ally Financial, Inc.,
5.75%, 11/20/25	50,000	57,071
Fairstone Financial, Inc., 144A,
7.875%, 7/15/24	50,000	52,706
Global Aircraft Leasing Co. Ltd., 144A,
6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	31,812	29,744
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A,
6.25%, 6/3/26	19,000	19,903
LPL Holdings, Inc., 144A,
5.75%, 9/15/25	37,000	38,082
Nationstar Mortgage Holdings, Inc., 144A,
5.50%, 8/15/28	25,000	25,750
Navient Corp.
5.50%, 1/25/23	50,000	51,875
MTN, 5.625%, 8/1/33	25,000	23,125
NFP Corp., 144A,
6.875%, 8/15/28	30,000	31,093
OneMain Finance Corp.
6.875%, 3/15/25	100,000	112,725
7.125%, 3/15/26	35,000	40,469
Quicken Loans LLC, 144A,
5.25%, 1/15/28	25,000	26,439
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144A,
3.875%, 3/1/31	15,000	14,888
StoneX Group, Inc., 144A,
8.625%, 6/15/25	10,000	10,737
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A,
10.50%, 6/1/24	15,000	16,201

(Cost $515,172)		561,070

Insurance - 1.3%
Acrisure LLC / Acrisure Finance, Inc., 144A,
7.00%, 11/15/25	35,000	36,181
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A,
6.75%, 10/15/27	41,000	42,537
AssuredPartners, Inc., 144A,
5.625%, 1/15/29	20,000	20,159
Genworth Holdings, Inc.,
4.80%, 2/15/24	50,000	47,625
HUB International Ltd., 144A,
7.00%, 5/1/26	36,000	37,688
Liberty Mutual Group, Inc., 144A,
7.80%, 3/15/37(a)	10,000	12,961
Radian Group, Inc.,
6.625%, 3/15/25	25,000	27,993

(Cost $217,805)		225,144

Real Estate - 0.5%
Cushman & Wakefield US Borrower LLC, 144A,
6.75%, 5/15/28	10,000	10,873
Howard Hughes Corp., 144A,
5.375%, 8/1/28	25,000	26,406
Newmark Group, Inc.,
6.125%, 11/15/23	10,000	10,900
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A,
9.375%, 4/1/27	25,000	27,633

(Cost $73,205)		75,812

Real Estate Investment Trusts - 4.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A,
5.75%, 5/15/26	25,000	25,875
EPR Properties,
4.50%, 6/1/27	50,000	50,964
ESH Hospitality, Inc., 144A,
5.25%, 5/1/25	50,000	51,219
HAT Holdings I LLC / HAT Holdings II LLC, 144A,
5.25%, 7/15/24	50,000	51,812
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	75,000	78,281
144A, 4.50%, 2/15/31	25,000	24,875
iStar, Inc.,
4.75%, 10/1/24	25,000	25,781
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A,
4.25%, 2/1/27	25,000	24,375
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
144A, 4.625%, 6/15/25	25,000	26,594
5.75%, 2/1/27	100,000	113,375
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	50,000	53,375
3.50%, 3/15/31	25,000	25,503
RHP Hotel Properties LP / RHP Finance Corp., 144A,
4.50%, 2/15/29	20,000	19,858
SBA Communications Corp., 144A,
3.125%, 2/1/29	30,000	29,277
Service Properties Trust
7.50%, 9/15/25	25,000	28,500
4.95%, 10/1/29	25,000	24,125
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A,
7.875%, 2/15/25	50,000	54,000
VICI Properties LP / VICI Note Co., Inc., 144A,
4.25%, 12/1/26	50,000	51,871

(Cost $711,723)		759,660

Venture Capital - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
5.25%, 5/15/27
(Cost $51,590)	50,000	52,687

Industrial - 9.5%
Aerospace/Defense - 1.8%
Howmet Aerospace, Inc.
5.125%, 10/1/24	36,000	39,191
6.875%, 5/1/25	34,000	39,396
Signature Aviation US Holdings, Inc., 144A,
5.375%, 5/1/26	36,000	36,936
Spirit AeroSystems, Inc., 144A,
7.50%, 4/15/25	36,000	38,205
TransDigm, Inc.
144A, 6.25%, 3/15/26	77,000	81,528
7.50%, 3/15/27	50,000	53,544
Triumph Group, Inc., 144A,
6.25%, 9/15/24	20,000	20,150

(Cost $284,102)		308,950

Building Materials - 0.7%
Builders FirstSource, Inc., 144A,
5.00%, 3/1/30	25,000	26,399
Norbord, Inc., 144A,
5.75%, 7/15/27	5,000	5,387
Standard Industries, Inc., 144A,
4.75%, 1/15/28	50,000	52,437
Summit Materials LLC / Summit Materials Finance Corp., 144A,
5.25%, 1/15/29	35,000	37,319

(Cost $117,188)		121,542

Electrical Components & Equipment - 0.6%
EnerSys, 144A,
5.00%, 4/30/23	50,000	52,500
WESCO Distribution, Inc., 144A,
7.125%, 6/15/25	50,000	54,172

(Cost $102,166)		106,672

Electronics - 0.3%
Sensata Technologies BV, 144A,
5.625%, 11/1/24
(Cost $51,197)	50,000	55,048

Engineering & Construction - 0.7%
Brand Industrial Services, Inc., 144A,
8.50%, 7/15/25	50,000	50,047
frontdoor, Inc., 144A,
6.75%, 8/15/26	50,000	53,313
Tutor Perini Corp., 144A,
6.875%, 5/1/25(a)	10,000	10,175

(Cost $102,823)		113,535

Environmental Control - 0.5%
Covanta Holding Corp.,
6.00%, 1/1/27	50,000	52,375
GFL Environmental, Inc.
144A, 3.75%, 8/1/25	25,000	25,594
144A, 4.00%, 8/1/28	10,000	9,825

(Cost $83,800)		87,794

Machinery-Diversified - 0.3%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A,
7.75%, 4/15/26
(Cost $47,353)	50,000	51,750

Miscellaneous Manufacturing - 0.6%
Bombardier, Inc.
144A, 7.50%, 12/1/24	25,000	23,531
144A, 7.875%, 4/15/27	55,000	49,649
FXI Holdings, Inc., 144A,
12.25%, 11/15/26	25,000	28,375

(Cost $90,202)		101,555

Packaging & Containers - 3.4%
ARD Finance SA, 144A,
6.50%, 6/30/27, 6.50% Cash or 7.25% PIK, PIK	80,000	84,800
Ball Corp.,
4.875%, 3/15/26	76,000	84,849
Berry Global, Inc., 144A,
5.625%, 7/15/27	39,000	41,681

Cascades, Inc./Cascades USA, Inc., 144A,
5.125%, 1/15/26	42,000	45,036
Crown Americas LLC / Crown Americas Capital Corp. IV,
4.50%, 1/15/23	77,000	81,331
Graham Packaging Co., Inc., 144A,
7.125%, 8/15/28	25,000	27,057
Graphic Packaging International LLC,
4.125%, 8/15/24	46,000	49,105
LABL Escrow Issuer LLC, 144A,
10.50%, 7/15/27(a)	19,000	21,232
Mauser Packaging Solutions Holding Co., 144A,
7.25%, 4/15/25	25,000	24,766
Owens-Brockway Glass Container, Inc., 144A,
5.875%, 8/15/23	36,000	38,925
Sealed Air Corp., 144A,
5.50%, 9/15/25	37,000	41,209
Trivium Packaging Finance BV, 144A,
5.50%, 8/15/26	30,000	31,463

(Cost $549,062)		571,454

Transportation - 0.3%
Kenan Advantage Group, Inc., 144A,
7.875%, 7/31/23	10,000	10,025
XPO Logistics, Inc.
144A, 6.75%, 8/15/24	25,000	26,469
144A, 6.25%, 5/1/25	5,000	5,383

(Cost $40,533)		41,877

Trucking & Leasing - 0.3%
Fortress Transportation and Infrastructure Investors LLC, 144A,
6.75%, 3/15/22
(Cost $47,325)	50,000	49,937

Technology - 4.9%
Computers - 2.1%
Banff Merger Sub, Inc., 144A,
9.75%, 9/1/26	50,000	53,187
Dell International LLC / EMC Corp., 144A,
7.125%, 6/15/24	50,000	51,957
Dell, Inc.,
6.50%, 4/15/38	15,000	18,747
Diebold Nixdorf, Inc., 144A,
9.375%, 7/15/25	10,000	11,182
Exela Intermediate LLC / Exela Finance, Inc., 144A,
10.00%, 7/15/23	10,000	3,263
NCR Corp., 144A,
6.125%, 9/1/29	50,000	53,446
Presidio Holdings, Inc., 144A,
8.25%, 2/1/28	25,000	27,703
Seagate HDD Cayman, 144A,
4.091%, 6/1/29	50,000	52,000
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A,
6.75%, 6/1/25	25,000	25,750
Western Digital Corp.,
4.75%, 2/15/26	50,000	55,346

(Cost $335,431)		352,581

Office/Business Equipment - 0.7%
CDW LLC / CDW Finance Corp.,
5.50%, 12/1/24	50,000	55,375
Xerox Corp.
4.375%, 3/15/23	25,000	26,125
6.75%, 12/15/39	10,000	11,138
Xerox Holdings Corp., 144A,
5.50%, 8/15/28	25,000	26,672

(Cost $116,047)		119,310

Semiconductors - 0.4%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	25,000	27,141
Microchip Technology, Inc., 144A,
4.25%, 9/1/25	25,000	26,297
Qorvo, Inc., 144A,
3.375%, 4/1/31	15,000	14,962

(Cost $68,450)		68,400

Software - 1.7%
CDK Global, Inc.,
5.875%, 6/15/26	50,000	52,212
J2 Global, Inc., 144A,
4.625%, 10/15/30	15,000	15,602
MSCI, Inc., 144A,
4.00%, 11/15/29	50,000	53,187
Open Text Corp., 144A,
5.875%, 6/1/26	12,000	12,397
Open Text Holdings, Inc., 144A,
4.125%, 2/15/30	30,000	31,313
Rackspace Technology Global, Inc., 144A,
5.375%, 12/1/28	10,000	10,323
Riverbed Technology, Inc., 144A,
8.875%, 3/1/23	5,000	3,525
SS&C Technologies, Inc., 144A,
5.50%, 9/30/27	50,000	52,984
Veritas US, Inc. / Veritas Bermuda Ltd., 144A,
7.50%, 9/1/25	50,000	51,888

(Cost $282,602)		283,431

Utilities - 1.4%
Electric - 1.4%
Calpine Corp.
144A, 5.25%, 6/1/26	75,000	77,344
144A, 5.00%, 2/1/31	25,000	24,868
144A, 3.75%, 3/1/31	20,000	19,300
Clearway Energy Operating LLC, 144A,
4.75%, 3/15/28	50,000	53,500
NextEra Energy Operating Partners LP, 144A,
4.50%, 9/15/27	50,000	56,047

(Cost $226,488)		231,059

TOTAL CORPORATE BONDS (Cost $15,295,494)		16,460,515

	Number of Shares
SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $175,629)	175,629	175,629

CASH EQUIVALENTS - 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $204,049)	204,049	$204,049

TOTAL INVESTMENTS - 99.5%
(Cost $15,675,172)		$16,840,193
Other assets and liabilities, net - 0.5%		80,844

NET ASSETS - 100.0%		$16,921,037

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
CORPORATE BONDS — 0.5%
Financial — 0.5%
Deutsche Bank AG, 4.50%, 4/1/25 (c)
—	80,537	—	—	(312)	229	—	75,000	80,225
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
102,098	73,531 (f)	—	—	—	75	—	175,629	175,629
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
121,095	3,387,145	(3,304,191)	—	—	74	—	204,049	204,049

223,193	3,541,213	(3,304,191)	—	(312)	378	—	454,678	459,903

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $375,412, which is 2.2% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $232,422.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(g)	$—	$16,460,515	$—	$16,460,515
Short-Term Investments(g)	379,678	—	—	379,678

TOTAL	$379,678	$16,460,515	$—	$16,840,193

(g)	See Schedule of Investments for additional detailed categorizations.